Borrowings	12 Months Ended
Dec. 31, 2022
Disclosure of Borrowings [Abstract]
Borrowings

Note 19. Borrowings

	2022	2021
Borrowings at amortized cost [1]
Syndicated term loan (1)	$38,626	$46,505
Other term loan (2)	95,720	51,593
Lease liabilities (3)	34,192	31,747
Factoring obligations (4)	2,317	10,609
Bank overdrafts (5)	80	55
Notes (6)	115,000	112,857
Total Interest bearing liabilities	$285,935	$253,366

Current	$257,525	$74,646
Non- Current	$28,410	$178,720

[1]	Borrowings at amortized cost are unsecured, with the exception of factoring obligations which are collateralized by trade receivables. Refer to Note 18. Trade and other receivables, net.

Information about the Group’s exposure to interest rate, foreign currency and liquidity risk is included in Note 27. Financial instruments.

1.	Syndicated term loan

	Currency	Range of Interest	Maturity Year	2022	2021
Syndicated term loan	COP	IBR+ 5.3% (Variable)	2023-2025	$39,156	$39,521
Syndicated term loan	USD	Libor+ 4.8% (Variable)	2022	—	7,850
Amortized cost	COP	N/A	2023	(530)	(866)
Total Syndicated term loan				$38,626	$46,505

On November 20, 2018, Procaps S.A. entered into a syndicated term loan agreement the “Syndicated Loan Agreement”) with the following banks: Portion in Colombian pesos (COP) - Davivienda and Bancolombia; US dollar portion (USD) - Banco de Credito del Peru, Bancolombia Panama and Banco Sabadell. The total value of the syndicated loan amounts to $200,434 million COP (portion in COP) and $35 million USD (portion in USD), Fiduciaria Bancolombia acts as the agent of the loan. C.I. Procaps S.A., Procaps S.A. de C.V, Biokemical S.A., Pharmarketing S.A. (Panama), Pharmarketing Salvador S.A. de C.V., Pharmarketing S.A. (Guatemala S.A.), C.D.I. Salvador S.A. de C.V., C.D.I. Nicaragua S.A., C.D.I. Guatemala S.A., Pharmarketing Dominicana SRL, and Pharmarketing Costa Rica S.A., act as co-debtors, while Pharmayect S.A., Inversiones Crynssen S.A.S., Inversiones Ganeden S.A.S., Inversiones Henia S.A.S., Inversiones Jades S.A.S., and Industrias Kadima S.A.S., act as guarantors.

The resources obtained were used for advance payment and/or novation of some obligations to be refinanced. The conditions of the loan had a term of 5 years for installment payments and the interest rates agreed are as follows: IBR + 5.30% for the portion in COP and Libor + 4.80% for the USD portion.

The loans received by Banco de Crédito del Peru and Banco Sabadell were precanceled during the month of November 2021, due to the improvement in terms and conditions under the NPA.

The significant covenants required by the Syndicated Loan Agreement are as follows:

Financial covenants

●	Indebtedness Indicator (Indebtedness/EBITDA) as of June 30 and December 30 of each year, during the loan term, must be less than or equal to 3.5 times. If the indicator is greater than 3.0 and less than 3.5, it proceeds to the extent that this value is originated by causes other than additional debt and the justification of the increase must be presented to the agent.

●	Short-term leverage ratio must be less than 1.0 on the last day of each semester.

●	EBITDA ratio / financial expenses ratio must be greater than or equal to 3.0 on the last day of each semester.

Other covenants

●	The Syndicated Loan Agreement establishes that each of the jointly obligated parties, unless they have the express, prior and written authorization of the agent, will refrain from incurring any type of financial debt when the proforma indebtedness indicator, once acquired the additional financial debt, is greater than 3.0 times and maintaining any type of financial debt when the pro forma indebtedness indicator, once the national debt is acquired, is greater than 3.5 times.

●	Each of the joint obligated parties, except with express, prior and written authorization of the agent to do otherwise, will refrain from contracting finance and/or operating lease obligations with purchase option with a joint balance payable greater than $85,000,000 (Eighty-Five Billion Pesos, local currency) or its equivalent in another currency. For purposes of clarity, the reclassification of obligations as financial lease obligations by application of the accounting standards will not consume the balance set forth herein and may not be renewed.

●	The payment of dividends is restricted to anyone other than the jointly obligated parties.

The Syndicated Loan Agreement establishes that, in the event of breach of covenants by the debtor, the lenders shall be entitled to declare early maturity of the indebtedness thereunder.

As mentioned in Note 2.1. Going concern, as of December 31, 2022, the Group was not in compliance with certain of the loan covenants under the Syndicated Loan Agreement. As a result, the $19,665 unpaid principal balance previously classified as a noncurrent borrowings, has been reclassified to current borrowings within the Group’s Consolidated Statement of Financial Position.

On May 2, 2023 the Group obtained a waiver for the loan covenant breaches described above. Under the terms of the waiver, the lenders agreed to waive the event of default as of December 31, 2022. In addition, the Group negotiated an additional waiver to adjust the covenant ratios as noted within Note 28. Events after the reporting period.

2. Other term loan

	Currency	Range of Interest	Maturity Year	2022	2021
Other term loan	COP	IBR+ 5.0%, DTF+ 3%, 13.99%- 25.3% (2021: IBR+ 2.25%-5.0%)	2022-2025	$9,549	$9,442
	COP	IBR+2.25%-10.2% (2021: DTF + 6.74%, 10%-30%)	2022-2025	21,267	17,552
	Soles	8.0% - 12.79% (Fixed) (2021: 5.00% - 10.01%)	2022-2024	6,837	5,953
	Reales	9.84% - 18% N.A.	2023-2024	2,176	1,762
	USD	SOFR+ (4.80%-5.80%) (2021: Libor + 4.49%)	2023	23,454	739
	USD	6.36%-16.8% (2021: Libor + 2.99% / 6.5% - 8.7%)	2022-2025	32,437	16,145
Total Other term loans				$95,720	$51,593

On June 28, 2022, Procaps, S.A. entered into a credit agreement with BTG Pactual (the “BTG Credit Agreement”) to borrow $8,672. The financial covenants required by the BTG Credit Agreement are as follow:

●	Consolidated Indebtedness Indicator (Indebtedness / EBITDA) must not be greater than 3.5 times.

●	Consolidated EBITDA/Finance expense must not be less than 3 times.

As mentioned in Note 2.1. Going concern, as of December 31, 2022, the Group was not in compliance with the loan covenants related to the BTG Credit Agreement. As a result, the $4,490 unpaid principal balance previously classified as a non-current borrowings, has been reclassified to current borrowings within the Group’s Consolidated Statement of Financial Position.

On March 28, 2023 the Group obtained a waiver for the loan covenant breach. Under the terms of the waiver, BTG Pactual agreed to waive the event of default as of December 31, 2022. In addition, the Group negotiated an additional waiver to adjust the covenant ratios as noted within Note 28. Events after the reporting period.

Along with the BTG Credit Agreement, the Group borrowed $19,000 on October 14, 2022 as part of a short-term agreement with BTG Pactual which is payable in 2023.

Additionally, the Group entered multiple USD based term loans with a variety of banks which amount to $13,566, with a maturity date ranging from one to three years.

3. Lease liabilities

	Currency	Range of Interest	Maturity Year	2022	2021
Lease liabilities	COP	DTF + (5,18% - 10,11%) T.A., IBR+7.5%	2022-2030	$10,475	$10,334
	COP	DTF+ 4.54%-10.42 T.A.	2022-2025	3,653	6,662
	USD [1]	0.75%-21.48% (2021: 8.29% - 21.48% E.A.)	2022-2032	14,787	9,374
	COP	1.91%-12.23%, IBR+4.68% (2021: 8.29% - 21.48% E.A.)	2022-2027	4,703	5,315
	Reales	0.70% - 8.72% (Fixed) (2021: 1.68%)	2023-2024	574	62
Total Lease liabilities				$34,192	$31,747

[1]	Includes lease liabilities of $1,501 (2021: $1,632) with related party WM Partners, LP.

4. Factoring obligations

	Currency	Range of Interest	Maturity Year	2022	2021
Portfolio factoring	COP	DTF+8%	2023	$1,508	$1,383
	COP	15.0% - 27% N.A. (2021: DTF+8% / 24.6%)	2023	809	9,226
Total Factoring obligations				$2,317	$10,609

5. Bank overdraft

	Currency	Range of Interest	Maturity Year	2022	2021
Overdrafts and credit cards	COP	19.68% - 32% E.A. (Fixed)	2023	$80	$55

6. Notes

	Currency	Range of Interest	Maturity Year	2022	2021
The Prudential Insurance Company Of America	USD	8.50% (Fixed) (2021: 4.75%)	2031	$60,020	$58,906
Prudential Annuities Life Assurance Corporation	USD	8.50% (Fixed) (2021: 4.75%)	2031	29,980	29,423
Healthspring Life & Health Insurance Company, Inc	USD	8.50% (Fixed) (2021: 4.75%)	2031	18,350	18,007
CIGNA Health and Life Insurance Company	USD	8.50% (Fixed) (2021: 4.75%)	2031	6,650	6,521
Total Notes				$115,000	$112,857

On November 12, 2021, the Group closed the private placement offering of $115 million aggregate principal amount of 4.75% guaranteed senior notes (the “Senior Notes”) issued by Procaps, S.A., a subsidiary of the Group, due November 12, 2031, pursuant to the NPA entered into on November 5, 2021 with The Prudential Insurance Company of America, Prudential Annuities Life Assurance Corporation, Healthspring Life & Health Insurance Company, Inc. and Cigna Health and Life Insurance Company Inc.

The Senior Notes are a senior unsecured obligations of Procaps, S.A. and unconditionally guaranteed by Procaps Group, S.A. and the following subsidiaries of the Group: C.I. Procaps, S.A., Diabetrics Healthcare S.A.S., Pharmayect S.A., Procaps, S.A. de C.V., Biokemical, S.A. de C.V., Colbras Indústria e Comércio Ltda., and Sofgen Pharmaceuticals LLC.

Debt issuance costs related to the Senior Notes of $2,142, comprised of commissions payable to the initial purchasers of $1,390 and attorneys’ costs of $752, were allocated to the liability of the Notes based on their relative values. Issuance incremental costs are part of the effective rate and amortized to interest expense using the effective interest method over the contractual term.

As mentioned in Note 1. General Company Information, the Notes Payoff did not occur on or prior to November 30, 2022, therefore triggering the 3.75% per annum waiver fee on the outstanding principal amount of Senior Notes, raising the interest rate from 4.75% to 8.50%. As a result, the Group has treated the rate increase as a debt extinguishment, derecognised a liability in the amount of $113,400, expensed $1,600 in unamortized transaction costs, and recognized a new liability in the amount of $115,000.

The Senior Notes require Procaps, S.A., the Group and the following subsidiaries of the Group: C.I. Procaps, S.A., Diabetrics Healthcare S.A.S., Pharmayect S.A., Procaps, S.A. de C.V., Biokemical, S.A. de C.V., Colbras Indústria e Comércio Ltda., and Sofgen Pharmaceuticals LLC. to comply with the following financial ratios:

●	The consolidated total debt of Procaps, S.A., the Group and the other obligors thereunder to consolidated EBITDA for the last twelve months of 3.50:1.00 or less (Indebtedness Indicator), measured at certain dates of determination and;

●	An EBITDA interest coverage ratio (calculated as the consolidated EBITDA for the last twelve months of Procaps, S.A., the Group and the other obligors thereunder divided by the consolidated interest expenses of Procaps, S.A., the Group and the other obligors thereunder) in excess of, or equal to, 3.00:1.00, calculated at certain dates of determination.

●	Short-term leverage ratio equal to or less than 1.00

Complying with the NPA protocols and as a result of the more favorable provisions of the Syndicated Loan Agreement, the Group gave notice on April 7, 2022 that specific provisions related to reporting covenants, affirmative covenants, negative covenants, events of default, and mandatory prepayment events, as set forth in the Syndicated Loan Agreement, shall apply to the Senior Notes.

As mentioned in Note 2.1. Going concern, as of December 31, 2022, the Group was not in compliance with the financial covenants related to the Senior Notes. As a result, the $115,000 unpaid principal balance previously classified as a non-current borrowings, has been reclassified to current borrowings within the Group’s Consolidated Statement of Financial Position.

On March 31, 2023 the Group obtained a waiver for the NPA covenant breaches described above. Under the terms of the waiver, the noteholders agreed to waive the event of default as of December 31, 2022. In addition, the Group negotiated an additional waiver to adjust the covenant ratios as noted within Note 28. Events after the reporting period.

7. Bridge Loan

As of December 31, 2022, the Group did not draw down funds from the Bridge Loan. Refer to Note 1. General Company Information and Note 28. Events after the reporting period for more information on the Bridge Loan.

Reconciliation of liabilities arising from financing activities

	January 1, 2022	Payment cash flows	New liabilities [1]	Other changes [2]	December 31, 2022
Syndicated term loan	$46,505	(7,850)	7,923	(7,952)	$38,626
Other term loan	$51,593	(93,592)	143,786	(6,067)	$95,720
Lease liabilities	$31,747	(6,679)	12,647	(3,523)	$34,192
Factoring obligations	$10,609	(21,943)	14,042	(391)	$2,317
Bank overdrafts	$55	(817)	1,019	(177)	$80
Notes	$112,857	—	—	2,143	$115,000
Total liabilities from financing activities	$253,366	$(130,881)	$179,417	$(15,967)	$285,935

[1]	New liabilities include non-cash activities for invoices from suppliers financed via reverse factoring $32,358 and new lease liabilities for $12,647.

[2]	Other changes include exchange differences, the write-off of the Notes unamortized transaction costs of $1,600 due to the debt extinguishment, and cost amortization of $360.

	January 1, 2021	Payment cash flows	New liabilities [1]	Other changes [2]	December 31, 2021
Syndicated term loan	$81,906	(28,239)	—	(7,162)	$46,505
Other term loan	$85,645	(224,380)	193,120	(2,792)	$51,593
Lease liabilities	$36,799	(8,854)	7,283	(3,481)	$31,747
Factoring obligations	$9,993	(18,779)	22,956	(3,561)	$10,609
Put option agreement	$239,273	—	—	(239,273)	$—
Bank overdrafts	$902	(903)	—	56	$55
Notes	$—	—	112,857	—	$112,857
Total liabilities from financing activities	$454,518	$(281,155)	$336,216	$(256,213)	$253,366

[1]	New liabilities include non-cash activities for invoices from suppliers financed via reverse factoring $48,138 and acquisition of right-of-use assets $7,283.

[2]	Other changes include exchange differences and the termination of the put option agreements in exchange for new equity instruments in Procaps Group, S.A.